JPMorgan U.S. Momentum Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS — 99.8%
Aerospace & Defense — 0.5%
Axon Enterprise, Inc.*	2,867	401,179
Howmet Aerospace, Inc.	9,169	285,064
Textron, Inc.	6,610	449,877

		1,136,120

Automobiles & Parts — 2.7%
Ford Motor Co.	71,171	1,444,771
Gentex Corp.	14,695	461,423
Tesla, Inc.*	5,179	4,851,273

		6,757,467

Banks — 1.9%
Bank OZK	3,945	184,823
Discover Financial Services	2,725	315,419
East West Bancorp, Inc.	4,718	407,352
First Citizens BancShares, Inc., Class A	274	213,468
First Republic Bank	3,036	527,019
Pinnacle Financial Partners, Inc.	2,201	212,858
Popular, Inc. (Puerto Rico)	3,124	278,567
Regions Financial Corp.	23,436	537,622
Signature Bank	2,371	722,278
SVB Financial Group*	1,402	818,628
Western Alliance Bancorp	4,578	454,092

		4,672,126

Beverages — 0.3%
Monster Beverage Corp.*	8,673	752,123

Chemicals — 0.5%
Albemarle Corp.	2,552	563,329
Ashland Global Holdings, Inc.	891	85,572
Element Solutions, Inc.	8,516	191,099
Olin Corp.	6,402	324,389

		1,164,389

Construction & Materials — 2.8%
Acuity Brands, Inc.	1,623	310,853
Advanced Drainage Systems, Inc.	2,594	293,355
AECOM	8,582	593,274
Builders FirstSource, Inc.*	9,470	643,865
Carrier Global Corp.	17,805	848,942
Eagle Materials, Inc.	3,596	524,477
Louisiana-Pacific Corp.	8,395	557,764
Masco Corp.	939	59,467
MasTec, Inc.*	4,795	412,993
Mohawk Industries, Inc.*	2,193	346,209
Quanta Services, Inc.	6,222	639,124
Trane Technologies plc	4,881	844,901
Trex Co., Inc.*	5,172	473,083
Watsco, Inc.	1,280	361,677

		6,909,984

Consumer Services — 0.5%
AMERCO	470	286,206
Copart, Inc.*	5,811	751,072
H&R Block, Inc.	6,960	159,106
Rollins, Inc.	1,206	37,205

		1,233,589

Electricity — 1.5%
AES Corp. (The)	24,173	536,157
Eversource Energy	1,216	108,820
FirstEnergy Corp.	9,030	378,899
NextEra Energy, Inc.	26,361	2,059,321
Southern Co. (The)	7,421	515,685

		3,598,882

Electronic & Electrical Equipment — 1.9%
Coherent, Inc.*	563	145,524
Johnson Controls International plc	14,645	1,064,252
Keysight Technologies, Inc.*	4,679	789,909
Mettler-Toledo International, Inc.*	572	842,373
nVent Electric plc	4,332	149,844
Waters Corp.*	1,267	405,592
Xylem, Inc.	4,089	429,427
Zebra Technologies Corp., Class A*	1,485	756,043

		4,582,964

Finance & Credit Services — 1.6%
Ally Financial, Inc.	12,912	616,161
Moody’s Corp.	2,902	995,386
Morningstar, Inc.	775	222,743
MSCI, Inc.	1,742	933,921
OneMain Holdings, Inc.	5,672	293,015
SLM Corp.	26,813	491,750
Upstart Holdings, Inc.*	3,265	355,918

		3,908,894

Food Producers — 1.5%
Archer-Daniels-Midland Co.	11,164	837,300
Bunge Ltd.	7,574	748,766
Corteva, Inc.	19,113	918,953
Darling Ingredients, Inc.*	9,180	585,409
Hain Celestial Group, Inc. (The)*	3,585	130,960
Kraft Heinz Co. (The)	12,309	440,662
Pilgrim’s Pride Corp.*	4,761	133,165

		3,795,215

Gas, Water & Multi-utilities — 0.4%
American Water Works Co., Inc.	4,689	753,991
National Fuel Gas Co.	2,637	160,145
WEC Energy Group, Inc.	674	65,405

		979,541

General Industrials — 0.5%
AptarGroup, Inc.	53	6,217
Carlisle Cos., Inc.	920	205,565
Crown Holdings, Inc.	5,515	630,916
RPM International, Inc.	2,855	252,982
Valmont Industries, Inc.	1,111	241,342

		1,337,022

Health Care Providers — 2.2%
Acadia Healthcare Co., Inc.*	1,901	100,088
HCA Healthcare, Inc.	1,830	439,291
Humana, Inc.	1,202	471,785
IQVIA Holdings, Inc.*	4,112	1,007,029
UnitedHealth Group, Inc.	5,452	2,576,451
Veeva Systems, Inc., Class A*	3,531	835,223

		5,429,867

Household Goods & Home Construction — 0.5%
DR Horton, Inc.	3,482	310,664
PulteGroup, Inc.	11,155	587,757

JPMorgan U.S. Momentum Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)
Tempur Sealy International, Inc.	7,843	312,230

		1,210,651

Industrial Engineering — 1.7%
AGCO Corp.	4,168	488,490
Caterpillar, Inc.	7,833	1,578,819
Deere & Co.	4,197	1,579,751
Generac Holdings, Inc.*	2,042	576,620

		4,223,680

Industrial Materials — 0.2%
Avery Dennison Corp.	3,033	623,039

Industrial Metals & Mining — 0.8%
Cleveland-Cliffs, Inc.*	11,009	188,694
Fastenal Co.	3,503	198,550
Freeport-McMoRan, Inc.	20,232	753,035
Nucor Corp.	7,439	754,315

		1,894,594

Industrial Support Services — 3.3%
Accenture plc, Class A	8,514	3,010,380
American Express Co.	4,263	766,573
Bill.com Holdings, Inc.*	3,034	571,029
Capital One Financial Corp.	8,370	1,228,130
Cintas Corp.	1,965	769,357
Equifax, Inc.	3,195	766,033
Paylocity Holding Corp.*	2,278	464,666
Robert Half International, Inc.	3,849	435,938

		8,012,106

Industrial Transportation — 2.0%
JB Hunt Transport Services, Inc.	3,530	679,666
Norfolk Southern Corp.	4,193	1,140,454
Old Dominion Freight Line, Inc.	2,591	782,301
Ryder System, Inc.	3,500	256,165
United Parcel Service, Inc., Class B	9,831	1,987,926

		4,846,512

Investment Banking & Brokerage Services — 5.7%
Affiliated Managers Group, Inc.	3,541	517,730
Ameriprise Financial, Inc.	2,167	659,440
Ares Management Corp.	4,829	384,968
BlackRock, Inc.	2,085	1,715,830
Blackstone, Inc.	11,410	1,505,778
Broadridge Financial Solutions, Inc.	368	58,593
Charles Schwab Corp. (The)	17,133	1,502,564
Evercore, Inc., Class A	3,935	491,167
Goldman Sachs Group, Inc. (The)	3,935	1,395,666
Interactive Brokers Group, Inc., Class A	855	58,302
Invesco Ltd.	20,022	453,698
Jefferies Financial Group, Inc.	16,180	592,835
KKR & Co., Inc.	13,260	943,581
LPL Financial Holdings, Inc.	4,151	715,300
Morgan Stanley	19,164	1,965,076
Nasdaq, Inc.	2,427	434,943
T. Rowe Price Group, Inc.	3,632	560,890

		13,956,361

Leisure Goods — 0.6%
Garmin Ltd.	4,536	564,369
Mattel, Inc.*	13,036	272,713
Pool Corp.	1,399	666,274

		1,503,356

Media — 0.5%
Interpublic Group of Cos., Inc. (The)	17,519	622,625
Trade Desk, Inc. (The), Class A*	10,658	741,158

		1,363,783

Medical Equipment & Services — 5.8%
10X Genomics, Inc., Class A*	3,421	329,340
Agilent Technologies, Inc.	6,255	871,447
Bio-Rad Laboratories, Inc., Class A*	887	531,961
Bio-Techne Corp.	1,479	556,710
Danaher Corp.	8,675	2,479,228
Dexcom, Inc.*	1,936	833,409
IDEXX Laboratories, Inc.*	1,733	879,151
Insulet Corp.*	2,493	618,264
Intuitive Surgical, Inc.*	4,960	1,409,533
Masimo Corp.*	484	106,417
Quest Diagnostics, Inc.	4,264	575,725
Repligen Corp.*	2,614	518,461
ResMed, Inc.	3,314	757,580
STERIS plc	803	180,193
Thermo Fisher Scientific, Inc.	5,045	2,932,659
West Pharmaceutical Services, Inc.	2,028	797,450

		14,377,528

Non-life Insurance — 1.6%
American Financial Group, Inc.	1,368	178,223
Aon plc, Class A	3,862	1,067,611
Arthur J Gallagher & Co.	5,271	832,502
Brown & Brown, Inc.	10,439	691,897
Erie Indemnity Co., Class A	2	368
Marsh & McLennan Cos., Inc.	7,699	1,182,875

		3,953,476

Non-Renewable Energy — 3.0%
Antero Midstream Corp.	43,375	431,581
Baker Hughes Co.	14,002	384,215
Cheniere Energy, Inc.	5,012	560,843
Chevron Corp.	14,175	1,861,603
Continental Resources, Inc.(a)	10,305	535,242
Devon Energy Corp.	20,009	1,011,855
Diamondback Energy, Inc.	1,557	196,431
Hess Corp.	5,878	542,481
Pioneer Natural Resources Co.	3,668	802,888
Targa Resources Corp.	12,727	751,911
Texas Pacific Land Corp.	339	364,425

		7,443,475

Personal Care, Drug & Grocery Stores — 2.9%
Albertsons Cos., Inc., Class A	11,655	328,088
Casey’s General Stores, Inc.	1,835	344,631
Church & Dwight Co., Inc.	1,315	134,985
CVS Health Corp.	13,505	1,438,417
Kroger Co. (The)	17,564	765,615
Procter & Gamble Co. (The)	22,106	3,546,908
Spectrum Brands Holdings, Inc.	5,615	501,869

		7,060,513

Personal Goods — 2.4%
Capri Holdings Ltd.*	10,161	610,371
Deckers Outdoor Corp.*	1,623	519,733
Estee Lauder Cos., Inc. (The), Class A	3,974	1,239,054
NIKE, Inc., Class B	16,566	2,452,928
Tapestry, Inc.	15,554	590,274

JPMorgan U.S. Momentum Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)
Under Armour, Inc., Class A*	24,429	459,998

		5,872,358

Pharmaceuticals, Biotechnology & Marijuana Producers — 3.5%
Alnylam Pharmaceuticals, Inc.*	4,029	554,390
Catalent, Inc.*	5,577	579,618
Charles River Laboratories International, Inc.*	1,608	530,254
Eli Lilly & Co.	11,161	2,738,798
Guardant Health, Inc.*	260	18,083
Horizon Therapeutics plc*	7,079	660,683
Moderna, Inc.*	5,459	924,372
Seagen, Inc.*	4,199	564,807
United Therapeutics Corp.*	2,573	519,412
Zoetis, Inc.	7,395	1,477,447

		8,567,864

Real Estate Investment & Services — 0.5%
CBRE Group, Inc., Class A*	8,194	830,380
Jones Lang LaSalle, Inc.*	1,857	465,717

		1,296,097

Real Estate Investment Trusts — 3.0%
Alexandria Real Estate Equities, Inc.	2,944	573,609
Camden Property Trust	2,664	426,480
Crown Castle International Corp.	3,236	590,602
CubeSmart	8,569	434,791
Extra Space Storage, Inc.	4,053	803,264
Gaming and Leisure Properties, Inc.	6,734	304,242
Invitation Homes, Inc.	15,100	633,898
Iron Mountain, Inc.	12,416	570,143
Life Storage, Inc.	4,762	642,632
Medical Properties Trust, Inc.	5,453	124,110
Prologis, Inc.	9,858	1,545,932
Weyerhaeuser Co.	20,610	833,262

		7,482,965

Renewable Energy — 0.2%
Enphase Energy, Inc.*	3,877	544,602

Retailers — 7.2%
AutoNation, Inc.*	4,684	510,556
AutoZone, Inc.*	511	1,015,025
Bath & Body Works, Inc.	9,883	554,140
Burlington Stores, Inc.*	1,920	454,906
Costco Wholesale Corp.	5,902	2,981,277
Dick’s Sporting Goods, Inc.	5,425	626,045
Etsy, Inc.*	3,666	575,855
Five Below, Inc.*	2,878	471,992
GameStop Corp., Class A*(a)	3,752	408,705
Home Depot, Inc. (The)	12,677	4,652,205
Kohl’s Corp.	11,643	695,204
O’Reilly Automotive, Inc.*	666	434,065
Penske Automotive Group, Inc.	1,866	189,642
Target Corp.	7,448	1,641,763
TJX Cos., Inc. (The)	17,723	1,275,524
Tractor Supply Co.	1,620	353,662
Victoria’s Secret & Co.*	3,237	180,722
Williams-Sonoma, Inc.	3,716	596,567

		17,617,855

Software & Computer Services — 15.9%
Adobe, Inc.*	6,152	3,287,014
Alphabet, Inc., Class A*	1,850	5,006,230
ANSYS, Inc.*	2,329	791,883
Atlassian Corp. plc, Class A*	3,042	986,642
Cadence Design Systems, Inc.*	5,989	911,166
Ceridian HCM Holding, Inc.*	6,047	458,484
Cloudflare, Inc., Class A*	6,139	591,800
Crowdstrike Holdings, Inc., Class A*	4,219	762,120
Datadog, Inc., Class A*	5,946	868,770
Dell Technologies, Inc., Class C*	11,966	679,788
DocuSign, Inc.*	5,701	717,015
DXC Technology Co.*	11,266	338,881
Dynatrace, Inc.*	10,151	556,884
EPAM Systems, Inc.*	1,480	704,687
F5, Inc.*	2,116	439,324
Fortinet, Inc.*	3,211	954,438
Gartner, Inc.*	2,580	758,236
HubSpot, Inc.*	1,203	588,026
InterActiveCorp.*	4,122	562,818
Intuit, Inc.	3,750	2,082,112
Manhattan Associates, Inc.*	4,171	558,372
Match Group, Inc.*	4,738	533,973
McAfee Corp., Class A	8,052	206,534
Microsoft Corp.	16,273	5,060,578
MongoDB, Inc.*	1,494	605,234
NCR Corp.*	5,990	227,979
Nuance Communications, Inc.*	11,722	647,640
Oracle Corp.	24,329	1,974,542
Palo Alto Networks, Inc.*	2,067	1,069,466
Paycom Software, Inc.*	1,499	502,615
Pegasystems, Inc.	1,728	171,452
salesforce.com, Inc.*	5,468	1,272,021
ServiceNow, Inc.*	2,885	1,689,975
Smartsheet, Inc., Class A*	1,316	81,882
Synopsys, Inc.*	3,204	994,842
Twitter, Inc.*	1,997	74,907
Tyler Technologies, Inc.*	1,466	694,591
Vimeo, Inc.*	4,325	63,361
Zscaler, Inc.*	2,553	656,402

		39,132,684

Technology Hardware & Equipment — 13.7%
Advanced Micro Devices, Inc.*	17,092	1,952,761
Apple, Inc.	32,477	5,676,330
Applied Materials, Inc.	13,625	1,882,702
Broadcom, Inc.	5,370	3,146,176
CDW Corp.	4,271	807,432
Cirrus Logic, Inc.*	1,252	111,979
Concentrix Corp.	1,049	210,838
Corning, Inc.	19,276	810,363
Entegris, Inc.	5,027	602,436
HP, Inc.	26,715	981,242
Jabil, Inc.	3,853	236,921
KLA Corp.	3,011	1,172,092
Lam Research Corp.	2,287	1,349,147
Marvell Technology, Inc.	14,850	1,060,290
Monolithic Power Systems, Inc.	1,459	587,875
NetApp, Inc.	8,283	716,562
NVIDIA Corp.	17,123	4,192,738
NXP Semiconductors NV (China)	4,872	1,000,904
ON Semiconductor Corp.*	12,858	758,622
Pure Storage, Inc., Class A*	19,544	517,721

JPMorgan U.S. Momentum Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)
QUALCOMM, Inc.	8,361	1,469,529
Skyworks Solutions, Inc.	4,358	638,534
Switch, Inc., Class A	17,128	438,991
TD SYNNEX Corp.	2,068	216,251
Teradyne, Inc.	5,287	620,852
Texas Instruments, Inc.	11,866	2,129,828
Wolfspeed, Inc.*	5,794	546,027

		33,835,143

Telecommunications Equipment — 1.9%
Arista Networks, Inc.*	6,990	868,927
Cisco Systems, Inc.	35,471	1,974,671
Juniper Networks, Inc.	17,858	621,815
Motorola Solutions, Inc.	3,952	916,627
Ubiquiti, Inc.	712	206,508

		4,588,548

Telecommunications Service Providers — 1.0%
Charter Communications, Inc., Class A*	1,929	1,144,553
Comcast Corp., Class A	14,983	749,000
Liberty Broadband Corp., Class C*	4,117	611,004

		2,504,557

Tobacco — 0.6%
Altria Group, Inc.	5,233	266,255
Philip Morris International, Inc.	12,424	1,277,808

		1,544,063

Travel & Leisure — 1.7%
Boyd Gaming Corp.*	9,282	551,908
Chipotle Mexican Grill, Inc.*	592	879,463
Choice Hotels International, Inc.	1,966	281,924
Hilton Worldwide Holdings, Inc.*	5,406	784,465
Starbucks Corp.	16,229	1,595,635

		4,093,395

Waste & Disposal Services — 0.8%
Republic Services, Inc.	6,250	797,875
Waste Management, Inc.	7,883	1,185,919

		1,983,794

TOTAL COMMON STOCKS (Cost $229,109,001)		245,791,182

SHORT-TERM INVESTMENTS — 0.3%
INVESTMENT COMPANIES — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(b)(c) (Cost $174,591)	174,591	174,591

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(b)(c) (Cost $480,805)	480,805	480,805

TOTAL SHORT-TERM INVESTMENTS (Cost $655,396)		655,396

Total Investments — 100.1% (Cost $229,764,397)		246,446,578
Liabilities in Excess of Other Assets — (0.1%)		(331,707)

Net Assets — 100.0%		246,114,871

Percentages indicated are based on net assets.

JPMorgan U.S. Momentum Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

(a)	The security or a portion of this security is on loan at January 31, 2022. The total value of securities on loan at January 31, 2022 is $510,664.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2022.
*	Non-income producing security.

Futures contracts outstanding as of January 31, 2022:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Micro E-Mini S&P 500 Index	12	03/2022	USD	270,135	(528)

Abbreviations

USD	United States Dollar

JPMorgan U.S. Momentum Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$246,446,578	$—	$—	$246,446,578

Depreciation in Other Financial Instruments
Futures Contracts(a)	$(528)	$—	$—	$(528)

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2022	Shares at January 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	$155,476	$2,271,728	$2,252,613	$—	$—	$174,591	174,591	$34	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	1,686,209	3,053,838	4,259,242	—	—	480,805	480,805	59	—

Total	$1,841,685	$5,325,566	$6,511,855	$—	$—	$655,396		$93	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2022.